United States

Securities and Exchange Commission

Washington, D.C. 20549

Amended

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant’s Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/10

Date of Reporting Period: Quarter ended 1/31/10

Item 1.	Schedule of Investments

Federated Kaufmann Fund

Portfolio of Investments

January 31, 2010 (unaudited)

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS – 96.4%
		Consumer Discretionary – 6.1%
1,264,658	[1,2]	ATA, Inc., ADR	3,793,974
274,500	[1,2,3,4]	B2W Companhia Global Do Varejo, GDR	11,067,840
3,009,050		Bharat Forge Ltd.	17,180,859
150,000	[2]	BorgWarner, Inc.	5,263,500
2,667,050	[1]	Cia Hering	43,578,324
744,895	[1]	Dolan Media Co.	7,359,563
14,000,000	[1,2]	Ford Motor Co.	151,760,000
1,000,000	[1,3,4]	Hydrogen Corp.	20,000
400,000	[1,2]	Imax Corp.	5,120,000
564,950	[1]	Lincoln Educational Services	11,705,764
2,100,000		National CineMedia, Inc.	31,458,000
100,000	[1,2]	New Oriental Education & Technology Group, Inc., ADR	6,800,000
2,115,500	[1]	New World Department Store China	1,885,075
3,754,900		Parkson Retail Group Ltd.	6,456,830
500,000	[1]	Penn National Gaming, Inc.	13,490,000
545,000	[2]	Regis Corp.	8,681,850
11,997,538	[1,5]	Restoque Comercio e Confeccoes de Roupas SA	39,461,398
885,200	[1]	SEB — Sistema Educacional Brasileiro SA	10,448,647
18,872,800	[1]	Sands China Ltd.	26,690,453
7,000,075	[1]	Wynn Macau Ltd.	8,819,529
		TOTAL	411,041,606
		Consumer Staples – 3.3%
11,410,000	[1]	Hypermarcas SA	131,411,724
286,100	[2]	Kellogg Co.	15,569,562
1,650,000		Philip Morris International, Inc.	75,091,500
		TOTAL	222,072,786
		Energy – 2.2%
4,418,100	[1]	Atlas Acquisition Holdings Corp.	43,297,380
301,000	[1]	Concho Resources, Inc.	13,505,870
3,000,000	[1,2]	Dresser-Rand Group, Inc.	88,740,000
220,406	[1]	Oil India Ltd.	5,350,238
		TOTAL	150,893,488
		Financials – 17.3%
1,000,000		American Express Co.	37,660,000
1,924,200	[1]	BR Malls Participacoes	20,926,313
2,000,000		Bank of New York Mellon Corp.	58,180,000
8,718,450	[1,5]	Brasil Brokers Participacoes	36,631,366
22,343,100	[1,5]	CETIP SA	172,107,062
49,951,170	[5]	Chimera Investment Corp.	195,808,586
1	[1,3,6]	FA Private Equity Fund IV LP	866,045
500,000		Goldman Sachs Group, Inc.	74,360,000
350,000		Greenhill & Co., Inc.	27,230,000
1,347,650		Housing Development Finance Corp. Ltd.	69,478,092
727,307	[1]	IFM Investments Ltd., ADR	5,222,064
1	[1,3,6]	Infrastructure Fund	20,429

Shares or Principal Amount			Value in U.S. Dollars
3,250,000		J.P. Morgan Chase & Co.	126,555,000
1,385,551	[1]	LPS Brasil Cons De Imoveis	16,464,903
2,000,000	[2]	Morgan Stanley	53,560,000
1,000,000	[1]	Multiplan Empreendimentos Imobiliarios SA	15,915,119
604,000	[2]	New York Community Bancorp, Inc.	9,078,120
27,847,407		PT Bank Central Asia	14,816,786
1	[1,3,6]	Peachtree Leadscope LLC, Class A and B	0
1	[1,3,6]	Peachtree Leadscope LLC, Class C	3,250,000
2,000,000		Power Finance Corp.	10,436,232
1	[1,3,6]	Rocket Ventures II	0
2,000,000		Rural Electrification Corp. Ltd.	10,353,470
1,350,000		State Street Corp.	57,888,000
3,000,000	[1,5]	Two Harbors Investment Co.	28,500,000
1	1,[3,6]	Venworks	0
3,461,635		Wells Fargo & Co.	98,414,283
1,000,000		Willis Group Holdings PLC	26,230,000
		TOTAL	1,169,951,870
		Health Care – 26.4%
700,000	[1]	AGA Medical Holdings, Inc.	10,031,000
10,755,329	[1,2,5]	Alkermes, Inc.	117,663,299
1,000,000	[2]	Allergan, Inc.	57,500,000
1	[3,6]	Apollo Investment Fund V	5,998,207
4,850,980	[1,2,5]	Arena Pharmaceuticals, Inc.	15,135,058
1,208,261	[1,2]	Athenahealth, Inc.	47,532,988
3,000,011	[1,2,5]	Auxilium Pharmaceutical, Inc.	84,480,310
450,000		Baxter International, Inc.	25,915,500
2,000,000	[1,2]	BioMarin Pharmaceutical, Inc.	38,860,000
500,000	[1,2]	Cepheid, Inc.	7,345,000
274,595	[1,2]	Chindex International, Inc.	3,402,232
185,980	[1]	Chindex International, Inc.	2,304,292
600,000	[1,3,4,5]	Conceptus, Inc.	11,646,000
714,286	[3,5]	Conceptus, Inc.	13,864,291
3,634,700	[1,2,5]	Conceptus, Inc.	70,549,527
625,000	[3]	Conceptus, Inc.	12,131,250
2,278,165	[1]	Corcept Therapeutics, Inc.	5,832,102
500,000	[1,3,6]	Cortek, Inc.	0
6,363,921	[1,2,5]	Cubist Pharmaceuticals, Inc.	130,396,741
1	[3,6]	Denovo Ventures I LP	3,019,000
4,916,800	[1,2,5]	Dexcom, Inc.	44,546,208
126,065	[1]	Dexcom, Inc.	1,142,149
1,572,900		Dishman Pharmaceuticals & Chemicals Ltd.	7,348,215
552,681	[1]	Durect Corp.	1,199,318
11,436,238	[1,5]	Dyax Corp.	38,540,122
600,000	[1]	Emergency Medical Services Corp., Class A	31,506,000
5,442,940	[1,2,3,5]	Endologix, Inc.	24,928,665
3,555,556	[1]	Endologix, Inc.	16,284,446
4,285,725	[1,5]	Epigenomics AG	12,084,547
900,000	[1]	Express Scripts, Inc., Class A	75,474,000
1,466,600	[1]	Fleury SA	15,163,944

Shares or Principal Amount			Value in U.S. Dollars
500,000		Hikma Pharmaceuticals PLC	4,375,026
900,000	[1,2]	Human Genome Sciences, Inc.	23,823,000
2,000,000	[1,2]	Illumina, Inc.	73,380,000
2,749,335	[1,2,5]	Insulet Corp.	37,473,436
6,880,757	[1,2,5]	Isis Pharmaceuticals, Inc.	76,789,248
1	[3,6]	Latin Healthcare Fund	893,003
100,000	[1,2]	LifeWatch AG	1,836,289
1,816,541	[1,2]	Masimo Corp.	50,427,178
762,900		Merck & Co., Inc.	29,127,522
2,000,000	[1,2]	Mylan Laboratories, Inc.	36,460,000
1,127,626	[1,2]	Nektar Therapeutics	12,877,489
2,103,927	[1]	Neurocrine Biosciences, Inc.	4,944,229
50,000	[1,2]	NuVasive, Inc.	1,380,000
900,000	[1]	OSI Pharmaceuticals, Inc.	30,798,000
1	[1,3,6]	Peachtree Velquest	0
658,059	[1]	Pharmacyclics, Inc.	2,651,978
2,000,000		Piramal Healthcare Ltd.	15,816,606
4,700,000	[1,5]	Progenics Pharmaceuticals, Inc.	21,150,000
3,000,000	[1,2]	Protalix Biotherapeutics, Inc.	20,550,000
379,300	[1,2]	Regeneron Pharmaceuticals, Inc.	10,112,138
2,998,043	[1,5]	Repligen Corp.	10,343,248
1,001,800	[1,2]	Savient Pharmaceuticals, Inc.	12,853,094
3,000,000	[1,2]	Seattle Genetics, Inc.	30,960,000
190,400	[1]	Sinopharm Medicine Holding Co., Ltd.	712,736
274	[1,6]	Soteira, Inc.	176
421,907	[1,2]	Spectrum Pharmaceuticals, Inc.	1,856,391
5,000,000	[1]	Talecris Biotherapeutics Holdings Corp.	117,000,000
4,230,417	[1]	Threshold Pharmaceuticals, Inc.	7,783,967
7,770,952	[1,2,5]	Vical, Inc.	21,914,085
7,000,000	[1]	Warner Chilcott PLC	191,310,000
		TOTAL	1,781,423,250
		Industrials – 14.3%
500,000		3M Co.	40,245,000
1,150,500		Bharat Heavy Electricals Ltd.	59,500,741
1,215,180	[2]	CLARCOR, Inc.	39,347,528
700,000		CSX Corp.	30,002,000
401,100	[1,2]	Copart, Inc.	13,541,136
500,000	[1,2]	CoStar Group, Inc.	20,190,000
1,180,873		Crompton Greaves Ltd.	10,915,719
100,000		Cummins, Inc.	4,516,000
375,000	[2]	Danaher Corp.	26,756,250
2,000,000		Expeditors International Washington, Inc.	68,200,000
1,100,000		FedEx Corp.	86,185,000
100,000	[1,2]	First Solar, Inc.	11,330,000
1,100,956	[1,5]	GeoEye, Inc.	28,261,541
682,481	[1]	IESI-BFC Ltd.	10,810,499
400,000	[1]	IHS, Inc., Class A	20,576,000
500,000	[1]	Iron Mountain, Inc.	11,430,000
11,000,000	[1,2]	Jet Blue Airways Corp.	54,340,000

Shares or Principal Amount			Value in U.S. Dollars
255,100		Joy Global, Inc.	11,668,274
1,755,600	[1]	KAR Auction Services, Inc.	24,350,172
3,245,716		Max India Ltd.	14,525,031
500,000		Norfolk Southern Corp.	23,530,000
380,000		Precision Castparts Corp.	39,995,000
2,163,600	[1]	RailAmerica, Inc.	27,347,904
650,000		Rockwell Collins	34,573,500
2,900,000	[1]	Ryanair Holdings PLC, ADR	75,342,000
600,000		Union Pacific Corp.	36,300,000
775,000		United Technologies Corp.	52,297,000
3,100,000	[1,2]	Verisk Analytics, Inc.	87,172,000
		TOTAL	963,248,295
		Information Technology – 15.4%
2,000,000	[1,2]	Advanced Micro Devices, Inc.	14,920,000
981,607	[1]	Affiliated Computer Services, Inc., Class A	60,388,463
1,000,000	[1,2]	Akamai Technologies, Inc.	24,700,000
865,320	[1]	Avago Technologies Ltd.	15,039,262
500,000	[1]	BMC Software, Inc.	19,320,000
875,000	[1,2]	Blackboard, Inc.	34,483,750
3,000,000	[1]	Brocade Communications Systems, Inc.	20,610,000
4,612,700		CIELO S.A.	36,705,836
750,000	[1,2]	Check Point Software Technologies Ltd.	23,985,000
3,000,000	[1]	Comverse Technology, Inc.	28,530,000
1,059,322	[1,3,6]	Expand Networks Ltd.	0
59,381	[1]	Google, Inc.	31,437,489
2,380,000		Hon Hai Precision Industry Co. Ltd.	9,983,723
50,395,000		Inotera Memories, Inc.	35,509,084
13,553,200	[1]	Inspur International Ltd.	1,919,527
550,000		Lender Processing Services	21,318,000
926,630	[1]	ManTech International Corp., Class A	44,394,843
450,000	[2]	Mastercard, Inc.	112,455,000
1,600,000	[2]	Microchip Technology, Inc.	41,296,000
8,000,000	[1,2]	Micron Technology, Inc.	69,760,000
3,531,475	[1,2]	Microsemi Corp.	52,760,236
1,000,000		Microsoft Corp.	28,180,000
58,080	[1]	NCI, Inc.	1,730,784
2,571,071	[1]	NCR Corp.	30,775,720
2,100,000	[1]	NIC, Inc.	17,808,000
1,500,000	[1,2]	NVIDIA Corp.	23,085,000
69,180		Nintendo Corp. Ltd.	19,345,157
5,900,000	[1,2]	ON Semiconductor Corp.	42,539,000
1	[1,3,6]	Peachtree Open Networks	0
400,000		Qualcomm, Inc.	15,676,000
1,070,000	[1,5]	RADWARE Ltd.	16,371,000
3,709,800	[1]	Redecard SA	51,858,477
1,000,000	[1,2]	Rubicon Technology, Inc.	15,780,000
1	[3,6]	Sensable Technologies, Inc. (Bridge Loan)	100,280
3,751,199	[1,3,6]	Sensable Technologies, Inc.	0
2,818,700	[1,5]	TNS, Inc.	64,548,230

Shares or Principal Amount			Value in U.S. Dollars
2,149,450	[1]	Telecity Group PLC	13,437,511
		TOTAL	1,040,751,372
		Materials – 8.8%
904,800		Barrick Gold Corp.	31,505,136
2,000,000	[2]	Dow Chemical Co.	54,180,000
700,000		Ecolab, Inc.	30,730,000
34,547,300	[1]	Huabao International Holdings Ltd.	35,431,977
369,050	[1,2]	Intrepid Potash, Inc.	9,038,035
267,240	[1]	Kraton Performance Polymers, Inc.	3,674,550
145,094,512	[1]	Lee & Man Paper Manufacturing Ltd.	83,253,166
910,000		Monsanto Co.	69,050,800
726,492	[1]	Mosaic Co./The	38,874,587
1,100,000		Newmont Mining Corp.	47,146,000
33,986,100		Nine Dragons Paper Holdings Ltd.	47,786,708
103,900		Nucor Corp.	4,239,120
440,000		Potash Corp. of Saskatchewan, Inc.	43,714,000
240,000		Praxair, Inc.	18,076,800
1,987,396	[1]	STR Holdings, Inc.	33,149,765
900,000	[2]	Sociedad Quimica Y Minera de Chile, ADR	32,742,000
13,905,000	[1]	Yingde Gases Group Co.	14,012,195
		TOTAL	596,604,839
		Telecommunication Services – 1.8%
1,423,515	[1,2]	Cbeyond Communications, Inc.	17,736,997
1,434,321	[2]	NTELOS Holdings Corp.	23,307,716
2,000,000	[1,2,5]	Neutral Tandem, Inc.	30,920,000
3,400,000	[1,2]	TW Telecom, Inc.	52,394,000
		TOTAL	124,358,713
		Utilities – 0.8%
146,559	[1]	BF Utilities Ltd.	3,341,259
1,000,000	[2]	ITC Holdings Corp.	53,720,000
		TOTAL	57,061,259
		TOTAL COMMON STOCKS (IDENTIFIED COST $5,213,780,430)	6,517,407,478
		WARRANTS – 0.1%
		Consumer Discretionary – 0.0%
250,000	[1,6]	Hydrogen Corp., 5/5/2011	0
200,000	[1,6]	Hydrogen Corp., 8/22/2013	0
870,000	[1,6]	Hydrogen Corp., 10/23/2013	0
		TOTAL	0
		Energy – 0.0%
4,943,000	[1]	Atlas Acquisition Holdings Corp., 1/23/2012	1,384,040
		Health Care – 0.1%
1,500,000	[1]	Advancis Pharmaceutical Corp., 4/12/2012	32,226
382,897	[1]	Alexza Pharmaceuticals, Inc., 10/5/2016	858,692
157,125	[1]	Clinical Data, Inc., 5/24/2012	720
797,358	[1]	Corcept Therapeutics, Inc., 10/16/2012	1,481,455
857,143	[1]	Cyclacel Pharmaceuticals, Inc., 4/28/2013	808,981
242,091	[1]	Cyclacel Pharmaceuticals, Inc., 2/17/2014	101,588
461,121	[1]	Favrille, Inc., 3/7/2011	0

Shares or Principal Amount			Value in U.S. Dollars
1,042,038	[1]	Favrille, Inc., 11/7/2012	0
27,781	[1]	IntelliPharmaCeutics International, Inc., 8/8/2011	3,422
416,580	[1]	Metabasis Therapeutics, Inc., 4/16/2013	40,740
222,650	[1]	Pharmacopeia, Inc., 4/19/2012	3,134
978,500	[1]	Spectrum Pharmaceuticals, Inc., 2/25/2010	258,556
1,713,798	[1]	Threshold Pharmaceuticals, Inc., 10/5/2014	2,578,169
1,126,138	[1]	Vical, Inc., 2/21/2010	826,314
		TOTAL	6,993,997
		TOTAL WARRANTS (IDENTIFIED COST $2,038,963)	8,378,037
		Preferred Stocks – 1.5%
		Consumer Discretionary – 0.2%
8,492	[3,4,5]	Lodgenet Entertainment, Conv. Pfd., Series B, $25.00 Annual Dividend	13,400,376
		Financials – 1.3%
5,900,000	[1]	Bank of America Corp., Pfd.	89,090,000
		Health Care – 0.0%
1,694,915	[1,3,6]	Ardais Corp., Conv. Pfd.	0
790,960	[1,3,6]	Ardais Corp., Conv. Pfd., Series C	0
6,461,352		Bellus Health, Inc., Conv. Pfd., Series A	1,098,430
446,816	[1,3,6]	Cortek, Inc., Conv. Pfd., Series D2	0
1,515,152	[1,3,6]	Cortex, Inc., Pfd., Series D	0
958,744	[6]	Soteira, Inc., Pfd.	616,987
		TOTAL	1,715,417
		Information Technology – 0.0%
679,348	[1,3,6]	Multiplex, Inc., Pfd., Series C	0
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $122,388,904)	104,205,793
		Corporate Bonds – 1.1%
		Consumer Discretionary – 0.3%
$722,050	[3,6]	Hydrogen Corp., 12.00%, 8/15/2010	0
15,107,000		Regis Corp., Conv. Bond, 5.00%, 7/15/2014	18,717,573
		TOTAL	18,717,573
		Financials – 0.3%
8,448,000	[3,4]	Alexandria Real Estate Equities, Inc., Conv. Bond, 8.00%, 4/15/2029	13,594,437
4,885,000		Lexington Realty Trust, Conv. Bond, 6.00%, 1/15/2030	4,810,015
		TOTAL	18,404,452
		Health Care – 0.4%
27,670,000		Insulet Corp., Conv. Bond, 5.375%, 6/15/2013	25,947,543
		Information Technology – 0.0%
24,802,000	[3,4]	BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025	3,348,270
		Telecommunication Services – 0.1%
7,848,000	[3,4]	SBA Communications, Corp., Conv. Bond, 4.00%, 10/1/2014	10,232,693
		TOTAL CORPORATE BONDS (IDENTIFIED COST $89,223,844)	76,650,531
		U.S. Treasury – 0.1%
4,000,000	[2,7]	United States Treasury Bill, 0.025%, 2/4/2010 (IDENTIFIED COST $3,999,968)	3,999,983

Shares or Principal Amount			Value in U.S. Dollars
		MUTUAL FUND – 17.3%
1,166,922,068	[5,8,9]	Prime Value Obligations Fund, Institutional Shares, 0.19% (AT NET ASSET VALUE)	1,166,922,068
		TOTAL INVESTMENTS — 116.5% (IDENTIFIED COST $6,598,354,177)[10]	7,877,563,890
		OTHER ASSETS AND LIABILITIES - NET — (16.5)%[11]	(1,117,570,671)
		TOTAL NET ASSETS — 100%	$6,759,993,219

At January 31, 2010, the Fund had outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold:
2/1/2010	2,415,688 Euro	$3,369,402	$20,053
2/1/2010	119,952 Euro	$166,278	$(36)
2/1/2010	63,360,297 Hong Kong Dollar	$8,157,628	$(3,205)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$16,812

Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

As of January 31, 2010, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$1,083,425,467	$1,147,439,956
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2010, these restricted securities amounted to $128,380,786, which represented 1.9% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2010, these liquid restricted securities amounted to $63,309,616, which represented 0.9% of total net assets.
5	Affiliated company.

Transactions with affiliated companies and affiliated holdings during the quarter ended January 31, 2010, were as follows:
Affiliates	Balance of Shares Held 10/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2010	Value	Dividend Income
Alkermes, Inc.	12,057,000	—	1,301,671	10,755,329	$117,663,299	$ —
Arena Pharmaceuticals, Inc.	9,850,800	—	4,999,820	4,850,980	15,135,058	—
Auxilium Pharmaceutical, Inc.	3,307,017	—	307,006	3,000,011	84,480,310	—
Brasil Brokers Participacoes	8,718,450	—	—	8,718,450	36,631,366	—
CETIP SA	17,903,500	4,439,600	—	22,343,100	172,107,062	426,282
Chimera Investment Corp.	52,600,000	—	2,648,830	49,951,170	195,808,586	8,500,000
Conceptus, Inc.	600,000	—	—	600,000	11,646,000	—
Conceptus, Inc.	714,286	—	—	714,286	13,864,291	—
Conceptus, Inc.	3,634,700	—	—	3,634,700	70,549,527	—
Cubist Pharmaceuticals, Inc.	7,000,000	—	636,079	6,363,921	130,396,741	—
Dexcom, Inc.	4,916,800	—	—	4,916,800	44,546,208	—
Dyax Corp.	11,355,088	81,150	—	11,436,238	38,540,122	—
Endologix, Inc.	6,915,528	—	1,472,588	5,442,940	24,928,665	—
Epigenomics AG	4,847,764	—	562,039	4,285,725	12,084,547	—
GeoEye, Inc.	924,656	176,300	—	1,100,956	28,261,541	—
Insulet Corp.	2,850,000	—	100,665	2,749,335	37,473,436	—
Isis Pharmaceuticals, Inc.	6,880,757	—	—	6,880,757	76,789,248	—
Lodgenet Entertainment, Conv. Pfd., Series B, $25.00 Annual Dividend	9,490	—	9	988,492	13,400,376	212,300
Neutral Tandem, Inc.	—	2,000,000	—	2,000,000	30,920,000	—
Orthovita, Inc.	5,000,000	—	5,000,000	—	—	—
Prime Value Obligations Fund, Institutional Shares, 0.19%	1,775,556,873	1,112,867,351	1,721,502,156	1,166,922,068	1,166,922,068	28,802
Progenics Pharmaceuticals, Inc.	4,700,000	—	—	4,700,000	21,150,000	—
RADWARE Ltd.	1,070,000	—	—	1,070,000	16,371,000	—
Repligen Corp.	2,791,203	208,797	1,957	2,998,043	10,343,248	—
Restoque Comercio e Confeccoes de Roupas SA	11,997,538	—	—	11,997,538	39,461,398	692,199
TNS, Inc.	2,011,100	807,600	—	2,818,700	64,548,230	—
Two Harbors Investment Co.	3,000,000	—	—	3,000,000	28,500,000	780,000
Vical, Inc.	7,738,820	747,947	715,815	7,770,952	21,914,085	—
TOTAL OF AFFILIATED COMPANIES	1,968,951,370	1,121,328,745	1,739,249,624	1,351,030,491	$2,524,436,412	$10,639,583
6	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
7	Discount rate at time of purchase.
8	7-Day net yield.
9	All or a portion of this security is held as collateral for securities lending.
10	At January 31, 2010, the cost of investments for federal tax purposes was $6,599,702,413. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $1,277,861,477. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,567,275,669 and net unrealized depreciation from investments for those securities having an excess of cost over value of $289,414,192.
11	Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Restricted Securities

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at January 31, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Apollo Investment Fund V	5/18/2001	$580,812	$5,998,207
Ardais Corp., Conv. Pfd.	3/2/2001 - 3/8/2001	9,999,999	—
Ardais Corp., Conv. Pfd., Series C	12/18/2002	4,666,664	—
Conceptus, Inc.	4/10/2001	5,000,000	13,864,291
Conceptus, Inc.	8/11/2005	4,500,000	12,131,250
Cortek, Inc.	2/29/2000	—	—
Cortek, Inc., Conv. Pfd., Series D	23/31/2003	—	—
Cortex, Inc., Pfd., Series D	6/18/2001	—	—
Denovo Ventures I LP	3/9/2000	3,482,145	3,019,000
Endologix, Inc.	12/8/2003 - 7/30/2009	20,689,084	24,928,665
Expand Networks Ltd.	9/22/2000	2,500,000	—
FA Private Equity Fund IV LP	3/4/2002	690,660	866,045
Hydrogen Corp., 12.00%, 8/15/2010	8/15/2009	722,050	—
Infrastructure Fund	8/11/2000	410,088	20,429
Latin Healthcare Fund	11/28/2000	—	893,003
Multiplex, Inc., Pfd., Series C	2/22/2001	5,000,001	—
Peachtree Leadscope LLC, Class A and B	6/30/2000	712,054	—
Peachtree Leadscope LLC, Class C	4/30/2002	3,000,000	3,250,000
Peachtree Open Networks	10/5/2000	892,599	—
Peachtree Velquest	9/14/2000	494,382	—
Rocket Ventures II	7/20/1999	10,015,342	—
Sensable Technologies, Inc. (Bridge Loan)	12/16/2003	401,118	100,280
Sensable Technologies, Inc.	10/15/2004	—	—
Venworks	1/6/2000	5,000,000	—

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$4,941,120,099	$13,400,376	$14,764,127	$4,969,284,602
International	1,116,416,341	535,912,328	—	1,652,328,669
Debt Securities:
Corporate Bonds	—	76,650,531	—	76,650,531
U.S. Treasury	—	3,999,983	—	3,999,983
Warrants	1,384,040	6,993,997	—	8,378,037
Mutual Fund	1,166,922,068	—	—	1,166,922,068
TOTAL SECURITIES	$7,225,842,548	$636,957,215	$14,764,127	$7,877,563,890
OTHER FINANCIAL INSTRUMENTS*	$16,812	$ —	$ —	$16,812
*	Other financial instruments include foreign exchange contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Domestic Equity Securities	Investments in Debt Securities	Investments in Warrants
Balance as of November 1, 2009	$27,212,781	$144,410	$3,764,140
Realized gain/loss	3,566	—	—
Change in unrealized appreciation/depreciation	1,118,004	74,836	295,484
Net purchases (sales)	45,846	(219,246)	—
Transfers in and/or out of Level 3	(13,616,070)	—	(4,059,624)
Balance as of January 31, 2010	$14,764,127	$0	$ —
The total change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2010.	$(142,153)	$74,836	$ —

The following acronyms are used throughout this portfolio:

ADR — American Depositary Receipt

GDR — Global Depository Receipt

Federated Kaufmann Small Cap Fund

Portfolio of Investments

January 31, 2010 (unaudited)

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS – 93.7%
		Consumer Discretionary – 19.3%
32,800	[1,2,3]	B2W Companhia Global Do Varejo, GDR	1,322,496
1,000,000	[1,4]	Central European Media Enterprises Ltd., Class A	28,510,000
353,500	[1]	China Education Alliance, Inc.	2,152,815
714,400	[1,4]	ChinaCast Education Corp.	4,743,616
66,629	[1]	Chipotle Mexican Grill, Inc.	6,427,033
157,804	[1]	Cia Hering	2,578,442
274,000		Ctrip.com International Ltd., ADR	8,573,460
600,200	[4]	D. R. Horton, Inc.	7,076,358
588,000	[1,4]	Dick's Sporting Goods, Inc.	13,153,560
247,397	[1,4]	Dolan Media Co.	2,444,282
525,000	[1,4]	Fuqi International, Inc.	8,636,250
468,600	[4]	Geox SpA	3,016,944
819,850	[1,4]	hhgregg, Inc.	17,462,805
250,900	[1]	LJ International, Inc.	562,016
855,500	[4]	Lennar Corp., Class A	13,140,480
81,800	[1]	Lincoln Educational Services	1,694,896
98,172	[1,4]	Lululemon Athletica, Inc.	2,772,377
963,011	[1,4]	Meritage Corp.	21,561,816
320,770	[4]	National CineMedia, Inc.	4,805,135
26,550	[1,4]	New Oriental Education & Technology Group, Inc., ADR	1,805,400
233,091	[1]	Orchard Enterprises, Inc.	424,226
778,900	[4]	Orient-Express Hotel Ltd.	7,602,064
131,700	[1]	Penn National Gaming, Inc.	3,553,266
5,240,900	[1]	Piaggio & C. SpA	14,185,464
77,621		Regis Corp.	1,236,502
73,500	[1]	Rue21, Inc.	2,060,205
109,000	[1]	SEB - Sistema Educacional Brasileiro SA	1,286,605
289,525	[1]	Select Comfort Corp.	1,873,227
272,200	[1,4]	Texas Roadhouse, Inc.	3,165,686
216,500		Thor Industries, Inc.	6,873,875
73,400	[1,4]	Universal Travel Group	662,068
73,200	[1]	Vitamin Shoppe Industries, Inc.	1,537,200
388,900	[4]	Winnebago Industries, Inc.	4,647,355
9,429	[1]	Wonder Auto Technology, Inc.	94,573
797,300	[1]	Yoox SpA	6,146,334
		TOTAL	207,788,831
		Consumer Staples – 3.3%
44,600	[1,4]	American Lorain Corp.	151,194
1,960,000	[1]	Hypermarcas SA	22,573,793
400,000		Lance, Inc.	8,896,000
212,000	[1]	Prestige Brands Holdings, Inc.	1,647,240
45,277	[1]	QKL Stores, Inc.	267,135
57,000	[1]	TreeHouse Foods, Inc.	2,208,180
		TOTAL	35,743,542
1

Shares or Principal Amount			Value in U.S. Dollars
		Energy – 1.2%
252,000	[1]	China Integrated Energy, Inc.	2,036,160
15,970	[1]	Concho Resources, Inc.	716,574
93,500	[1,4]	Grupo TMM SA de CV, ADR	307,615
785,500	[1,4]	Sandridge Energy, Inc.	6,645,330
100,000		Vermilion Energy Trust	3,022,679
		TOTAL	12,728,358
		Financials – 9.1%
120,000	[1,4]	Affiliated Managers Group	7,268,400
223,097	[1]	BR Malls Participacoes	2,426,254
412,000		Berkley, W. R. Corp.	10,023,960
1,268,550	[1]	Brasil Brokers Participacoes	5,329,929
3,298,900	[1]	CETIP SA	25,411,155
25,493	[1,2,3]	China Housing & Land Development, Inc.	93,049
462,963	[1,4]	China Housing & Land Development, Inc.	1,689,815
491,017	[1,4]	Colony Financial, Inc.	9,771,238
300,000	[1,4]	E-House China Holdings Ltd., ADR	4,812,000
72,675	[1]	Government Properties Income Trust	1,686,787
94,300	[1]	Hambrecht Asia Acquisition Corp.	872,275
115,239	[1]	IFM Investments Ltd., ADR	827,416
123,200	[1]	Multiplan Empreendimentos Imobiliarios SA	1,960,743
96,300	[4]	New York Community Bancorp, Inc.	1,447,389
185,300	[1]	RHJ International	1,521,768
2,090,874		Rural Electrification Corp. Ltd.	10,823,901
345,900		Willis Group Holdings PLC	9,072,957
758,300	[1,4]	Xinyuan Real Estate Co. Ltd, ADR	3,010,451
		TOTAL	98,049,487
		Health Care – 20.8%
110,800	[1]	AGA Medical Holdings, Inc.	1,587,764
253,000	[1,2,3,5]	Adaltis, Inc.	0
59,000	[1,2,3,5]	Adaltis, Inc.	0
641,543	[1,5]	Adaltis, Inc.	0
904,300	[1]	Alkermes, Inc.	9,893,042
576,400	[1]	Anadys Pharmaceuticals, Inc.	1,164,328
307,104	[1,4]	Arena Pharmaceuticals, Inc.	958,165
127,195	[1,4]	Athenahealth, Inc.	5,003,851
57,950	[1]	Aurobindo Pharma Ltd.	1,068,449
504,207	[1,4]	Auxilium Pharmaceutical, Inc.	14,198,469
400,000	[1,4]	BioMarin Pharmaceutical, Inc.	7,772,000
1,832,350	[1]	Catalyst Pharmaceutical Partners, Inc.	1,245,998
104,208	[1]	Cepheid, Inc.	1,530,816
1,200	[1]	Conceptus, Inc.	23,292
346,120	[1]	Corcept Therapeutics, Inc.	886,067
862,000	[1,4]	Cubist Pharmaceuticals, Inc.	17,662,380
314,000		Dishman Pharmaceuticals & Chemicals Ltd.	1,466,933
1,763,902	[1,4]	Dyax Corp.	5,944,350
931,972	[1,4]	Dynavax Technologies Corp.	1,360,679
81,335	[1]	Emergency Medical Services Corp., Class A	4,270,901
343,421	[1]	Endologix, Inc.	1,572,868
303,685	[1]	Epigenomics AG	856,307
2

Shares or Principal Amount			Value in U.S. Dollars
60,750		Hikma Pharmaceuticals PLC	531,566
171,400	[1,4]	Human Genome Sciences, Inc.	4,536,958
169,644	[1,4]	Illumina, Inc.	6,224,238
135,200	[1]	Insulet Corp.	1,842,776
474,820	[1]	Isis Pharmaceuticals, Inc.	5,298,991
22,967	[1,4]	LifeWatch AG	421,740
115,492	[1]	Masimo Corp.	3,206,058
269,243	[1,4]	Mylan Laboratories, Inc.	4,908,300
145,610	[1]	Nektar Therapeutics	1,662,866
372,606	[1,4]	Neurocrine Biosciences, Inc.	875,624
228,426	[1]	OSI Pharmaceuticals, Inc.	7,816,738
327,300	[1,4]	Orexigen Therapeutics, Inc.	2,081,628
280,981	[1,4]	Orthofix International NV	8,465,958
1,101,700	[1]	Penwest Pharmaceuticals Co.	2,864,420
204,739	[1]	Pharmacyclics, Inc.	825,098
409,200	[1,4]	Phase Forward, Inc.	5,982,504
239,400		Piramal Healthcare Ltd.	1,893,248
712,400	[1]	Progenics Pharmaceuticals, Inc.	3,205,800
450,000	[1]	Protalix Biotherapeutics, Inc.	3,082,500
148,700	[1]	Qiagen NV	3,236,844
145,200	[1,4]	Regeneron Pharmaceuticals, Inc.	3,871,032
449,100	[1]	Repligen Corp.	1,549,395
412,900	[1]	Rigel Pharmaceuticals, Inc.	3,389,909
140,400	[1]	SXC Health Solutions Corp.	6,615,648
358,650	[1]	Savient Pharmaceuticals, Inc.	4,601,480
544,150	[1,4]	Seattle Genetics, Inc.	5,615,628
28,500	[1]	Solta Medical, Inc.	51,300
259,484	[1,4]	Spectrum Pharmaceuticals, Inc.	1,141,730
433,500	[1]	Talecris Biotherapeutics Holdings Corp.	10,143,900
611,100	[1]	ThermoGenesis Corp.	336,105
636,116	[1]	Threshold Pharmaceuticals, Inc.	1,170,453
208,600	[1]	Tianyin Pharmaceutical Co., Inc.	746,788
392,512	[1]	Transcend Services, Inc.	7,363,525
471,400	[1,5]	Valera Pharmaceuticals, Inc.	0
1,315,422	[1,4]	Vical, Inc.	3,709,490
270,700	[1,4]	Vivus, Inc.	2,287,415
852,400	[1]	Warner Chilcott PLC	23,296,092
		TOTAL	223,320,404
		Industrials – 19.4%
3,750,000	[1,4]	AirTran Holdings, Inc.	18,075,000
30,692,565	[1]	Aramex PJSC	13,158,161
454,350		CLARCOR, Inc.	14,711,853
144,600	[1]	China Electric Motor, Inc.	643,470
350,436		Con-way, Inc.	10,029,478
108,000	[1]	Copart, Inc.	3,646,080
132,300	[1,4]	CoStar Group, Inc.	5,342,274
343,096	[1]	Dynamex, Inc.	5,462,088
1,675,705	[1]	Express-1 Expedited Solutions	2,044,360
24,812	[1,4]	First Solar, Inc.	2,811,200
3

Shares or Principal Amount			Value in U.S. Dollars
728,203	[4]	Forward Air Corp.	17,207,437
282,156	[1,4]	GeoEye, Inc.	7,242,945
744,900	[1,4]	IESI-BFC Ltd.	11,799,216
109,440	[1,4]	IHS, Inc., Class A	5,629,594
1,764,988	[1,4]	Innovative Solutions and Support, Inc.	7,148,201
86,300	[1]	Iron Mountain, Inc.	1,972,818
3,275,000	[1,4]	Jet Blue Airways Corp.	16,178,500
267,600	[1]	KAR Auction Services, Inc.	3,711,612
253,300	[1]	MOOG, Inc., Class A	7,644,594
260,623		Max India Ltd.	1,166,324
79,426	[1,4]	Monster Worldwide, Inc.	1,238,251
500,000	[1]	Owens Corning, Inc.	12,865,000
579,100	[1]	Quality Distribution, Inc.	2,333,773
294,214	[1]	RailAmerica, Inc.	3,718,865
3,989,916	[1,4]	Satcon Technology Corp.	9,176,807
193,600		Simpson Manufacturing Co., Inc.	4,774,176
500,620	[1,4]	Spire Corp.	2,207,734
100,000	[1]	Sterling Construction Co., Inc.	1,902,000
446,000	[1]	Verisk Analytics, Inc.	12,541,520
194,688		Vicor Corp.	1,685,998
		TOTAL	208,069,329
		Information Technology – 15.5%
48,400	[1]	Akamai Technologies, Inc.	1,195,480
98,100	[1,4]	Blackboard, Inc.	3,866,121
1,601,000	[1]	Cinedigm Digital Cinema Corp.	2,321,450
565,900	[1]	Commvault Systems, Inc.	11,991,421
438,000	[1,4]	Compellent Technologies, Inc.	8,707,440
1,025,300	[1]	Entropic Communications, Inc.	3,578,297
461,768	[1]	Fundtech Ltd.	6,049,161
951,600	[1]	Gilat Satellite Networks	5,148,156
414,400	[1]	Hypercom Corp.	1,421,392
2,647,002	[1]	iPass, Inc.	2,938,172
672,003	[1]	Kenexa Corp.	6,666,270
36,400		Lender Processing Services	1,410,864
97,300	[1]	LogMeIn, Inc.	1,649,235
825,296	[1]	MEMC Electronic Materials, Inc.	10,382,224
61,040	[1,4]	Magma Design Automation	147,106
112,949	[1]	ManTech International Corp., Class A	5,411,387
484,386	[1,4]	Microsemi Corp.	7,236,727
1,937,000	[1,4]	Mindspeed Technologies, Inc.	12,241,840
212,900	[1,4]	NIC, Inc.	1,805,392
1,215,020	[1,4]	NaviSite, Inc.	3,572,159
767,750	[1,4]	Netezza Corp.	6,978,847
425,000	[1]	ON Semiconductor Corp.	3,064,250
608,300	[1]	Onvia.com, Inc.	4,398,009
467,500	[1]	Parametric Technology Corp.	7,741,800
127,300	[1]	Perfect World Co. Ltd., ADR	4,747,017
1,920,000	[1]	Phoenix Technology Ltd.	6,048,000
605,800	[1]	RADWARE Ltd.	9,268,740
4

Shares or Principal Amount			Value in U.S. Dollars
393,000	[1]	Redecard SA	5,493,660
1,118,467	[1]	Smart Modular Technologies (WWH), Inc.	6,800,279
61,200	[1,4]	Switch & Data Facilities Co.	1,118,736
150,725	[1]	TNS, Inc.	3,451,603
322,850	[1]	Telecity Group PLC	2,018,330
656,700	[1]	Tier Technologies, Inc., Class B	5,056,590
1,823,500	[1]	WebMediaBrands, Inc.	2,078,790
		TOTAL	166,004,945
		Materials – 3.0%
400,000	[4]	Commercial Metals Corp.	5,496,000
3,314,700	[1]	Huabao International Holdings Ltd.	3,399,582
40,660	[1]	Kraton Performance Polymers, Inc.	559,075
2,322,500		Nine Dragons Paper Holdings Ltd.	3,265,589
215,500	[1]	STR Holdings, Inc.	3,594,540
1,195,450	[1]	Thompson Creek Metals Co., Inc.	13,867,220
2,101,800	[1]	Yingde Gases Group Co.	2,118,003
		TOTAL	32,300,009
		Telecommunication Services – 1.6%
94,400	[1]	AboveNet, Inc.	5,535,616
182,414		NTELOS Holdings Corp.	2,964,228
533,700	[1]	TW Telecom, Inc.	8,224,317
		TOTAL	16,724,161
		Utilities – 0.5%
100,825		ITC Holdings Corp.	5,416,319
		TOTAL COMMON STOCKS (IDENTIFIED COST $955,708,877)	1,006,145,385
		WARRANTS – 0.1%
		Consumer Discretionary – 0.0%
160,372	[1]	Point Therapeutics, Inc.	7
		Financials – 0.0%
138,889	[1]	China Housing & Land Development, Inc.	164,482
		Health Care – 0.1%
224,540	[1]	Adaltis, Inc.	0
131,950	[1]	Anadys Pharmaceuticals, Inc.	214,415
20,850	[1]	Clinical Data, Inc.	96
121,142	[1]	Corcept Therapeutics, Inc.	225,076
144,960	[1]	Cortex Pharmaceuticals, Inc.	448
201,055	[1]	Medicure, Inc.	0
94,000	[1]	Spectrum Pharmaceuticals, Inc.	24,838
257,688	[1]	Threshold Pharmaceuticals, Inc.	387,655
143,398	[1]	Vical, Inc.	105,220
		TOTAL	957,748
		TOTAL WARRANTS (IDENTIFIED COST $137,215)	1,122,237
		Preferred Stocks – 1.3%
		Consumer Discretionary – 1.0%
43,313	[2,3]	Callaway Golf Co., Conv. Pfd., Series B, $5.63 Annual Dividend	5,313,206
3,899	[2,3]	Lodgenet Entertainment, Conv. Pfd., Series B, $29.17 Annual Dividend	6,152,622
		TOTAL	11,465,828
5

Shares or Principal Amount			Value in U.S. Dollars
		Health Care – 0.3%
792,576		Bellus Health, Inc., Conv. Pfd., Series A	134,738
2,985		Mylan Laboratories, Inc., Conv. Pfd., $65.00 Annual Dividend	2,954,224
		TOTAL	3,088,962
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $11,473,345)	14,554,790
		Corporate Bonds – 2.6%
		Consumer Discretionary – 1.3%
$11,700,000		Central European Media Enterprises Ltd., Conv. Bond, 3.50%, 3/15/2013	9,859,742
1,263,000		Coinstar, Inc., Conv. Bond, 4.00%, 9/1/2014	1,223,784
741,000	[2,3]	Gaylord Entertainment Co., Conv. Bond, Series 144A, 3.75%, 10/1/2014	727,958
1,975,000		Regis Corp., Conv. Bond, 5.00%, 7/15/2014	2,447,025
		TOTAL	14,258,509
		Financials – 0.6%
1,087,000	[2,3]	Alexandria Real Estate Equities, Inc., Conv. Bond, 8.00%, 4/15/2029	1,749,190
1,179,000	[2,3]	Digital Realty Trust, Inc., Conv. Bond, 5.50%, 4/15/2029	1,481,590
3,671,000		Lexington Realty Trust, Conv. Bond, 6.00%, 1/15/2030	3,614,650
		TOTAL	6,845,430
		Health Care – 0.1%
672,000		Kendle International, Inc., Conv. Bond, 3.375%, 7/15/2012	611,722
		Industrials – 0.3%
621,000		AMR Corp., Conv. Bond, 6.25%, 10/15/2014	591,999
1,132,000		Mastec, Inc., Conv. Bond, 4.00%, 6/15/2014	1,175,650
1,000,000		UAL Corp., Conv. Bond, 5.00%, 2/1/2021	931,750
		TOTAL	2,699,399
		Information Technology – 0.2%
606,000		FEI Co., Conv. Bond, 2.875%, 6/1/2013	614,817
860,000		GSI Commerce, Inc., Conv. Bond, 2.50%, 6/1/2027	872,419
462,000		GSI Commerce, Inc., Conv. Bond, 3.00%, 6/1/2025	625,848
		TOTAL	2,113,084
		Telecommunication Services – 0.1%
887,000	[2,3]	SBA Communications, Corp., Conv. Bond, 4.00%, 10/1/2014	1,156,524
		TOTAL CORPORATE BONDS (IDENTIFIED COST $21,593,994)	27,684,668
		U.S. Treasury – 0.5%
5,000,000	[6]	United States Treasury Bill, 0.025% - 0.045%, 4/8/2010 (IDENTIFIED COST $4,999,697)	4,999,473
		MUTUAL FUND – 22.0%
236,197,104	[7,8,9]	Prime Value Obligations Fund, Institutional Shares, 0.19% (AT NET ASSET VALUE)	236,197,104
		TOTAL INVESTMENTS — 120.2% (IDENTIFIED COST $1,230,110,232)[10]	1,290,703,657
		OTHER ASSETS AND LIABILITIES - NET — (20.2)%[11]	(217,310,341)
		TOTAL NET ASSETS — 100%	$1,073,393,316

SCHEDULE OF SECURITY SOLD SHORT

Shares			Value
221,000	[1]	Renesola Ltd., ADR (Proceeds $1,311,416)	$972,400
6

At January 31, 2010, the Fund had the following outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Depreciation
Contracts Sold:
2/1/2010	8,500 Euro	$11,783	$(3)

Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2010, these restricted securities amounted to $17,996,635, which represented 1.7% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2010, these liquid restricted securities amounted to $17,996,635, which represented 1.7% of total net assets.
4	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

As of January 31, 2010, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$200,095,136	$211,763,909
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Discount rate at time of purchase.
7	Affiliated company.
8	7-Day net yield.
9	All or a portion of this security is held as collateral for securities lending.
10	At January 31, 2010, the cost of investments for federal tax purposes was $1,230,940,072. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in outstanding foreign exchange contracts and securities sold short was $59,763,585. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $203,390,209 and net unrealized depreciation from investments for those securities having an excess of cost over value of $143,626,624.
11	Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

7

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$700,341,103	$11,465,828	$ —	$711,806,931
International	244,744,091	64,149,153	—	308,893,244
Debt Securities:
Corporate Bonds	—	27,684,668	—	27,684,668
U.S. Treasury	—	4,999,473	—	4,999,473
Warrants	—	1,122,237	—	1,122,237
Mutual Fund	236,197,104	—	—	236,197,104
TOTAL SECURITIES	$1,181,282,298	$109,421,359	$ —	$1,290,703,657
OTHER FINANCIAL INSTRUMENTS*	$(972,403)	$ —	$ —	$(972,403)
*	Other financial instruments include a security sold short and foreign exchange contracts.
8

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Equity Securities	Investments in Warrants
Balance as of November 1, 2009	$1,878,869	$567,373
Change in unrealized appreciation (depreciation)	192,729	45,359
Net purchases (sales)	(15,612)	—
Realized gain (loss)	535	—
Transfers in and/or out of Level 3	(2,056,521)	(612,732)
Balance as of January 31, 2010	$0	$0
The total change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2010	$0	$0

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

9

Federated Market Opportunity Fund

Portfolio of Investments

January 31, 2010 (unaudited)

Shares, Foreign Par Amount, Principal Amount or Troy Ounces			Value in U.S. Dollars
		COMMON STOCKS – 44.5%
		Biotechnology – 4.7%
280,000	[1]	Biogen Idec, Inc.	15,047,200
280,000	[1]	Cephalon, Inc.	17,875,200
350,000	[1]	Genzyme Corp.	18,991,000
340,000	[1]	Gilead Sciences, Inc.	16,411,800
		TOTAL	68,325,200
		Chemicals – 1.0%
150,000		CF Industries Holdings, Inc.	13,929,000
		Commercial Services & Supplies – 0.7%
230,000		Secom Co. Ltd.	10,299,989
		Diversified Consumer Services – 1.3%
420,000	[1]	Career Education Corp.	9,135,000
725,000	[1]	Corinthian Colleges, Inc.	10,150,000
		TOTAL	19,285,000
		Diversified Telecommunication Services – 1.9%
590,000		AT&T, Inc.	14,962,400
430,000		TELUS Corp.	13,323,264
		TOTAL	28,285,664
		Electric Utilities – 0.7%
235,000		Exelon Corp.	10,720,700
		Energy Equipment & Services – 7.2%
275,000		Baker Hughes, Inc.	12,452,000
645,000		ENSCO International, Inc., ADR	25,174,350
280,000		Noble Corp.	11,289,600
590,000		Patterson-UTI Energy, Inc.	9,062,400
995,000		Rowan Cos., Inc.	21,372,600
305,000		Tidewater, Inc.	14,280,100
240,000	[1]	Unit Corp.	10,929,600
		TOTAL	104,560,650
		Food & Staples Retailing – 4.3%
420,000	[1]	BJ's Wholesale Club, Inc.	14,191,800
425,000		CVS Caremark Corp.	13,757,250
240,000		Familymart Co. Ltd.	7,589,676
250,000		Lawson, Inc.	11,346,108
700,000		Seven & I Holdings Co. Ltd.	15,316,162
		TOTAL	62,200,996
		Food Products – 1.2%
250,000		Archer-Daniels-Midland Co.	7,492,500
170,000		Bunge Ltd.	9,994,300
		TOTAL	17,486,800
		Leisure Equipment & Products – 1.1%
295,000		Sankyo Co. Ltd.	15,769,940
1

Shares, Foreign Par Amount, Principal Amount or Troy Ounces			Value in U.S. Dollars
		Life Sciences Tools & Services – 1.2%
730,000		Pharmaceutical Product Development, Inc.	17,052,800
		Metals & Mining – 5.5%
340,000		Agnico Eagle Mines Ltd.	17,227,800
550,000		Barrick Gold Corp.	19,151,000
710,000		Goldcorp, Inc., Class A	24,111,600
720,000		Kinross Gold Corp.	11,707,200
360,000	[1]	Pan American Silver Corp.	7,628,400
		TOTAL	79,826,000
		Multiline Retail – 1.0%
475,000		Family Dollar Stores, Inc.	14,668,000
		Multi-Utilities – 1.0%
170,000		RWE AG	15,065,977
		Oil Gas & Consumable Fuels – 2.9%
493,945		Enerplus Resources Fund	10,516,089
620,000		ENI Spa	14,440,844
615,000		Royal Dutch Shell PLC, Class B	16,422,058
		TOTAL	41,378,991
		Pharmaceuticals – 4.1%
300,000		AstraZeneca PLC	13,947,604
710,000		Bristol-Myers Squibb Co.	17,295,600
630,000		Takeda Pharmaceutical Co. Ltd.	27,695,696
		TOTAL	58,938,900
		Software – 1.7%
88,700		Nintendo Co. Ltd.	24,803,635
		Wireless Telecommunication Services – 3.0%
18,800		NTT DoCoMo, Inc.	28,099,973
95,000		SK Telecom Co. Ltd.	14,903,737
		TOTAL	43,003,710
		TOTAL COMMON STOCKS (IDENTIFIED COST $606,860,278)	645,601,952
		U.S. TREASURY – 30.3%
$30,000,000	[2]	United States Treasury Bill, 0.040%, 4/1/2010	29,997,603
68,000,000	[2]	United States Treasury Bill, 0.050%, 3/4/2010	67,999,198
200,000,000	[2,3]	United States Treasury Bill, 0.060%, 2/18/2010	199,999,520
70,000,000	[2,3]	United States Treasury Bill, 0.065%, 4/29/2010	69,987,736
33,500,000	[4]	United States Treasury Bond, 3.50%, 2/15/2039	28,071,955
45,700,000		United States Treasury Bond, 4.375%, 11/15/2039	44,700,312
		TOTAL U.S. TREASURY (IDENTIFIED COST $444,300,163)	440,756,324
		GOVERNMENTS/AGENCIES – 7.8%
23,500,000		Argentina, Government of, Bond, 0.943%, 8/3/2012	7,520,000
20,556,212		Argentina, Government of, Note, 8.28%, 12/31/2033	14,029,615
22,200,000		Brazil, Government of, Note, 10.00%, 1/1/2012	11,528,195
16,600,000		Brazil, Government of, Note, 10.00%, 1/1/2017	7,666,540
11,900,000		Brazil, Government of, Note, 6.00%, 5/15/2015	11,655,561
11,850,000,000		Colombia, Government of, Unsub., 11.75%, 3/1/2010	6,008,052
1,595,000,000		Hungary, Government of, 8.00%, 2/12/2015	8,350,731
2

Shares, Foreign Par Amount, Principal Amount or Troy Ounces			Value in U.S. Dollars
$47,000,000		Mexico, Government of, Bond, 10.00%, 12/5/2024	4,149,511
40,800,000		Poland, Government of, Bond, 5.25%, 10/25/2017	13,418,075
78,500,000		Republic of South Africa, Bond, 7.50%, 1/15/2014	9,923,605
21,200,000	[5]	Turkey, Government of, 14.686%, 11/3/2010	13,376,502
7,900,000		Venezuela, Government of, 9.375%, 1/13/2034	5,628,750
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $100,247,668)	113,255,137
		INVESTMENT FUND – 5.2%
750,000		GML Agricultural Commodity Trade Finance Fund (IDENTIFIED COST $75,000,000)	75,085,575
		BULLION – 3.6%
48,437		Gold (IDENTIFIED COST $48,855,678)	52,365,680
		EXCHANGE-TRADED FUND – 3.3%
1,900,000	[1]	PowerShares DB Agriculture Fund (IDENTIFIED COST $46,722,564)	48,070,000
		MUTUAL FUNDS – 2.7%
2,140,000	[1]	Central Fund of Canada Ltd.	27,456,200
12,330,981	[6,7]	Prime Value Obligations Fund, Institutional Shares, 0.19%	12,330,981
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $36,726,660)	39,787,181
		TOTAL INVESTMENTS — 97.4% (IDENTIFIED COST $1,358,713,011)[8]	1,414,921,849
		OTHER ASSETS AND LIABILITIES — NET — 2.6%[9]	37,814,287
		TOTAL NET ASSETS — 100%	$1,452,736,136

Schedule of Securities Sold Short

Shares or Principal Amount		Value
2,290,000	Amex Financial Select Standard & Poor Depository Receipt	$32,495,100
350,000	ASML Holding N.V., ADR	10,937,500
170,000	Bucyrus International, Inc.	8,904,600
435,000	CarMax, Inc.	8,974,050
950,000	CB Richard Ellis Services, Inc.	11,685,000
660,000	Coca-Cola Enterprises, Inc.	13,325,400
250,000	Costco Wholesale Corp.	14,357,500
220,000	Credit Suisse Group AG, ADR	9,499,600
200,000	Cree, Inc.	11,182,000
530,000	Crown Holdings, Inc.	12,619,300
1,080,000	Cypress Semiconductor Corp.	10,854,000
250,000	Deere & Co.	12,487,500
1,065,000	Delta Air Lines, Inc.	13,024,950
200,000	Digital Realty Trust, Inc.	9,600,000
735,000	Expedia, Inc.	15,736,350
230,000	F5 Networks, Inc.	11,368,900
995,000	Hertz Global Holdings, Inc.	10,308,200
375,000	ICICI Bank Ltd., ADR	13,230,000
870,000	ISHARES FTSE/XINHUA CHINA 25	33,373,200
1,300,000	IShares MSCI Emerging Mkt	49,738,000
3

Shares or Principal Amount		Value
505,000	iShares MSCI Mexico Index Fund	23,230,000
255,000	J. Crew Group, Inc.	9,998,550
480,000	Jefferies Group, Inc.	12,259,200
700,000	Kroger Co.	15,001,000
210,000	Life Technologies, Inc.	10,439,100
220,000	Massey Energy Co.	8,474,400
42,000	Mastercard, Inc.	10,495,800
1,640,000	ON Semiconductor Corp.	11,824,400
300,000	OshKosh Truck Corp.	10,821,000
1,285,000	PMC-Sierra, Inc.	10,215,750
2,310,000	RF Micro Devices, Inc.	8,893,500
500,000	Rovi Corp.	14,435,000
510,000	SBA Communications, Corp.	16,875,900
130,000	Simon Property Group, Inc.	9,360,000
140,000	Smucker (J.M.) Co.	8,409,800
1,960,000	Tenet Healthcare Corp.	10,858,400
485,000	TRW Automotive Holdings Corp.	11,169,550
235,000	Tupperware Brands Corp.	9,978,100
420,000	Veeco Instruments, Inc.	13,364,400
680,000	Virgin Media, Inc.	9,649,200
275,000	Wal-Mart Stores, Inc.	14,693,250
570,000	Wells Fargo & Co.	16,205,100
365,000	WMS Industries, Inc.	13,534,200
175,000	Wynn Resorts Ltd.	10,829,000
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $573,091,971)	$604,715,750

At January 31, 2010, the Fund had the following open futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[1]Russell 2000 Index Short Futures	2,000	$120,200,000	March 2010	$1,809,310
4

At January 31, 2010, the Fund had outstanding foreign exchange contracts as follows:
5

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
2/2/2010	26,489,190 SGD	27,300,000 NZD	$18,836,757	$508,745
2/2/2010	32,400,000 NZD	1,996,974,000 JPY	$22,735,087	$(363,267)
2/2/2010	24,237,240 CAD	32,700,000 NZD	$22,667,515	$719,532
2/2/2010	2,028,392,280 JPY	32,400,000 NZD	$22,471,526	$648,358
2/3/2010	26,270,850 SGD	22,300,000 AUD	$18,681,081	$504,196
2/10/2010	13,000,000 EUR	$18,842,720	$18,024,097	$(818,623)
3/12/2010	210,991,198 SEK	$29,345,906	$28,557,179	$(788,727)
4/1/2010	392,456,250 CZK	$21,433,984	$20,735,281	$(698,703)
4/5/2010	27,060,000 BRL	$14,430,461	$14,181,100	$(249,361)
4/5/2010	56,406,500 CAD	$53,261,414	$52,749,188	$(512,226)
4/6/2010	15,200,000 CAD	82,566,400 NOK	$14,214,442	$(151,496)
4/6/2010	82,698,640 NOK	15,200,000 CAD	$13,916,609	$(161,768)
4/6/2010	4,135,725,000 HUF	$21,046,947	$20,941,773	$(105,174)
4/8/2010	19,956,274 SGD	14,583,047 CHF	$14,182,858	$(37,089)
4/12/2010	11,836,500 PEN	$4,129,972	$4,137,428	$7,456
4/30/2010	29,999,813 SGD	1,909,938,095 JPY	$21,317,435	$(22,089)
5/7/2010	5,868,120,000 KRW	$4,740,000	$5,037,229	$297,229
5/14/2010	165,900,000 RUB	$4,740,000	$5,382,165	$642,165
Contracts Sold:
2/2/2010	32,400,000 NZD	2,028,392,280 JPY	$22,735,087	$(911,919)
2/2/2010	32,700,000 NZD	24,237,240 CAD	$22,945,598	$(997,615)
2/2/2010	1,996,974,000 JPY	32,400,000 NZD	$22,123,458	$974,895
2/2/2010	27,300,000 NZD	26,489,190 SGD	$19,156,416	$(828,404)
2/3/2010	22,300,000 AUD	26,270,850 SGD	$19,721,927	$(1,545,042)
2/3/2010	35,700,000 AUD	$29,209,740	$31,572,772	$(2,363,032)
2/10/2010	13,000,000 EUR	$18,454,150	$18,024,097	$430,053
3/8/2010	34,700,000 AUD	$29,735,124	$30,584,237	$(849,113)
3/8/2010	11,981,610,000 JPY	$134,135,013	$132,753,723	$1,381,290
3/8/2010	62,700,000 NZD	$44,477,499	$43,890,454	$587,045
3/12/2010	128,356,800 NOK	$21,964,988	$21,630,340	$334,648
3/12/2010	210,991,198 SEK	$29,986,527	$28,557,180	$1,429,347
3/16/2010	42,840,850,000 COP	$21,250,422	$21,514,418	$(263,996)
4/1/2010	392,456,250 CZK	$22,371,740	$20,735,281	$1,636,459
4/1/2010	172,482,750 ZAR	$21,748,194	$22,353,908	$(605,714)
4/5/2010	54,120,000 BRL	$30,507,328	$28,362,200	$2,145,128
4/5/2010	82,684,196 CAD	$76,727,104	$77,323,078	$(595,974)
4/5/2010	69,512,603 CAD	$64,470,973	$65,005,511	$(534,538)
4/6/2010	15,200,000 CAD	82,698,640 NOK	$14,214,442	$(136,065)
4/6/2010	82,566,400 NOK	15,200,000 CAD	$13,894,356	$471,582
4/6/2010	4,135,725,000 HUF	$21,857,856	$20,941,772	$916,084
4/6/2010	65,319,750 PLN	$22,179,128	$22,259,184	$(80,056)
4/8/2010	14,583,047 CHF	19,956,274 SGD	$13,753,664	$466,283
4/20/2010	26,400,000 GBP	$42,691,440	$42,176,162	$515,278
4/20/2010	26,200,000 GBP	$42,633,426	$41,856,646	$776,780
4/20/2010	14,555,800 EUR	$20,474,916	$20,177,491	$297,425
4/20/2010	15,744,200 EUR	$22,200,109	$21,824,871	$375,238
4/30/2010	1,909,938,095 JPY	29,999,813 SGD	$21,167,441	$172,083
5/6/2010	3,230,475,000 JPY	$35,638,362	$35,804,117	$(165,754)
5/7/2010	5,868,120,000 KRW	$4,981,426	$5,037,229	$(55,803)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$2,395,751
6

Net Unrealized Appreciation on Futures Contracts, Foreign Exchange Contracts and Value of Securities Sold Short are included in “Other Assets and Liabilities — Net.”
1	Non-income producing security.
2	Discount rate at the time of purchase.
3	All or a portion of these securities are held as collateral for open short positions.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Zero coupon bond, reflects effective rate at time of purchase.
6	Affiliated company.
7	7-Day net yield.
8	At January 31, 2010, the cost of investments for federal tax purposes was $1,354,296,447. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in securities sold short, futures contracts and foreign exchange contracts was $60,625,402. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $82,217,048 and net unrealized depreciation from investments for those securities having an excess of cost over value of $21,591,646.
9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

7

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securitiesLevel 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices And Investments In Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$289,771,250	$ —	$ —	$289,771,250
International	140,129,303	215,701,399	—	355,830,702
Debt Securities:
U.S. Treasury	—	440,756,324	—	440,756,324
Governments/Agencies	—	113,255,137	—	113,255,137
Investment Fund	75,085,575	—	—	75,085,575
Bullion	52,365,680	—	—	52,365,680
Exchange-Traded Fund	48,070,000	—	—	48,070,000
Mutual Funds	39,787,181	—	—	39,787,181
TOTAL SECURITIES	$645,208,989	$769,712,860	$ —	$1,414,921,849
OTHER FINANCIAL INSTRUMENTS*	$(602,906,440)	$2,395,751	$ —	$(600,510,689)
*	Other financial instruments include futures contracts, foreign exchange contracts and securities sold short.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollars
CHF	— Swiss Franc
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— Great Britain Pound
HUF	— Hungarian Forint
JPY	— Japanese Yen
KRW	— South Korean Won
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
ZAR	— South African Rand

8

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By	/S/ RICHARD A. NOVAK
Richard A. Novak
Principal Financial Officer

Date June 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. CHRISTOPHER DONAHUE
J. Christopher Donahue
Principal Executive Officer

Date June 22, 2010

By	/S/ RICHARD A. NOVAK
Richard A. Novak
Principal Financial Officer

Date June 22, 2010